Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) - Provision for impairment of receivables and deferred contract cost [member] ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure Of Expense [Line Items]
Provision for impairment of receivables and deferred contract cost	₨ 4,612
Cost Of Revenue [member]
Disclosure Of Expense [Line Items]
Provision for impairment of receivables and deferred contract cost	416
General and administrative expenses [member]
Disclosure Of Expense [Line Items]
Provision for impairment of receivables and deferred contract cost	₨ 4,196